Basis of preparation (Details Textual) ₨ / shares in Units, ₨ in Thousands		12 Months Ended
	Apr. 01, 2018 INR (₨)	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 $ / shares
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate | $ / shares			$ 1.00
Change in accounting policy on adoption of IFRS 15 | ₨	₨ 38,215	₨ (38,215)
Country of domicile [member]
Disclosure of basis of preparation [Line Items]
Foreign Exchange Rate | ₨ / shares		₨ 69.17